Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000163318 | Texas Pacific Land Corp.None_88262P102
Holdings [Line Items]
Percent of Total Investments	4.51%
C000163318 | American Express Co.None_025816109
Holdings [Line Items]
Percent of Total Investments	4.30%
C000163318 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	4.17%
C000163318 | Koninklijke Philips NVADR_500472303
Holdings [Line Items]
Percent of Total Investments	3.97%
C000163318 | nVent Electric PLCNone_G6700G107
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163318 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	3.25%
C000163318 | NXP Semiconductors NVNone_N6596X109
Holdings [Line Items]
Percent of Total Investments	2.99%
C000163318 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	2.75%
C000163318 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.75%
C000163318 | Berkshire Hathaway, Inc.NoneB_084670702
Holdings [Line Items]
Percent of Total Investments	2.61%
C000163318 | Financials
Holdings [Line Items]
Percent of Total Investments	22.20%
C000163318 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.80%
C000163318 | Technology
Holdings [Line Items]
Percent of Total Investments	12.70%
C000163318 | Energy
Holdings [Line Items]
Percent of Total Investments	9.80%
C000163318 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163318 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000163318 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000163318 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163318 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163318 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163318 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163318 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.00%
C000132967 | Kontoor Brands, Inc.None_50050N103
Holdings [Line Items]
Percent of Total Investments	3.88%
C000132967 | Koninklijke Philips NVADR_500472303
Holdings [Line Items]
Percent of Total Investments	2.92%
C000132967 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	3.42%
C000132967 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	2.82%
C000132967 | RTX Corp.None_75513E101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132967 | AT&T, Inc.None_00206R102
Holdings [Line Items]
Percent of Total Investments	3.45%
C000132967 | Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.04%
C000132967 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	2.88%
C000132967 | Corebridge Financial, Inc.None_21871X109
Holdings [Line Items]
Percent of Total Investments	2.83%
C000132967 | ConocoPhillipsNone_20825C104
Holdings [Line Items]
Percent of Total Investments	2.39%
C000132967 | Financials
Holdings [Line Items]
Percent of Total Investments	19.70%
C000132967 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000132967 | Technology
Holdings [Line Items]
Percent of Total Investments	10.30%
C000132967 | Energy
Holdings [Line Items]
Percent of Total Investments	9.40%
C000132967 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000132967 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000132967 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132967 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000132967 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000132967 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000132967 | Transportation
Holdings [Line Items]
Percent of Total Investments	2.40%
C000132967 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.70%